Reinsurance - Components of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022		Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021
Reserves:
Claims liability and other product lines		$ 795			$ 844
Total	$ 29,076	29,076	[1]	$ 32,877	32,877	[1]	$ 35,156
Other annuity benefits
Reserves:
Reserves		22,478			25,580
Life
Reserves:
Reserves		5,321			5,741
Accident and health
Reserves:
Reserves		$ 482			$ 712

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.